Annual Fund Operating Expenses - The Disciplined Growth Investors Equity Fund [Member]	Jan. 21, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.85%

[1]	Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) will pay substantially all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services), except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.